SIGNIFICANT ACCOUNTING POLICIES, Income Tax and Deferred Income Tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income tax and deferred income tax [Abstract]
Provisions for income taxes	$ 0	$ 0